DESCRIPTION OF THE PLAN - Stock Purchase Provisions (Details) - National Bank Holdings Corporation Employee Stock Purchase Plan - $ / shares	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
DESCRIPTION OF THE PLAN
Stock purchase price per share (% of FMV of company's common stock)	90.00%
March - August of FY (Offering Period)
DESCRIPTION OF THE PLAN
Shares purchased	9,672	9,769	16,822
Purchase price	$ 35.3	$ 39.43	$ 28.39
September - February of FY (Offering Period)
DESCRIPTION OF THE PLAN
Shares purchased	8,490	8,099	11,620
Purchase price	$ 35.99	$ 37.68	$ 30.46